Acquisition of Ship-to-Ship Transfer Business - Summary of Preliminary Estimates of Fair Values of SPT Assets Acquired and Liabilities Assumed (Detail) - USD ($) $ in Thousands		1 Months Ended	6 Months Ended
	Jul. 31, 2015	Dec. 31, 2015	Jun. 30, 2016
Business Acquisition [Line Items]
Goodwill		$ 0	$ 8,059
Ship to Ship Transfer Business [Member]
Business Acquisition [Line Items]
Cash, cash equivalents and short-term restricted cash	$ 1,292
Accounts receivable	10,332
Prepaid expenses and other current assets	3,763
Vessels and equipment	6,475
Other assets	143
Goodwill	8,059
Total assets acquired	52,564
Accounts payable	(3,650)
Accrued liabilities	(3,276)
Total Liabilities assumed	(6,926)
Net assets acquired	45,638
Gross carrying amount			22,500
Accumulated amortization			(3,100)
Net carrying amount			19,400
Amortization expense, remainder of 2016			1,700
Amortization expense, 2017			3,200
Amortization expense, 2018			2,900
Amortization expense, 2019			2,200
Amortization expense, 2020			2,000
Amortization expense, Thereafter			$ 7,400
Purchase price of acquisition	47,300
Ship to Ship Transfer Business [Member] | Settlement of Preexisting Obligation [Member]
Business Acquisition [Line Items]
Purchase price of acquisition		$ 1,400
Ship to Ship Transfer Business [Member] | Conventional Tankers [Member]
Business Acquisition [Line Items]
Goodwill	1,900
Ship to Ship Transfer Business [Member] | Ship-to-Ship Transfer [Member]
Business Acquisition [Line Items]
Goodwill	6,200
Ship to Ship Transfer Business [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Intangible assets subject to amortization	17,901
Amortization period			10 years
Ship to Ship Transfer Business [Member] | Customer Contracts [Member]
Business Acquisition [Line Items]
Intangible assets subject to amortization	$ 4,599
Amortization period			7 years 7 months 6 days